Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Eric A Rauscher [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 475	$ 475
Debt, Weighted Average Interest Rate	10.00%
Interest Expense, Related Party	$ 48	36
Capture HD Inc Defined Benefit Plan Trust [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties		1,000
Debt, Weighted Average Interest Rate
Interest Expense, Related Party		149
David Wallach [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 366	571
Debt, Weighted Average Interest Rate	7.35%
Interest Expense, Related Party	$ 66	58
Gregory L Sheldon [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 598	577
Debt, Weighted Average Interest Rate	8.39%
Interest Expense, Related Party	$ 41	59
Joseph Rauscher [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 144	195
Debt, Weighted Average Interest Rate	7.00%
Interest Expense, Related Party	$ 7	21
Kenneth Summers [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 208	100
Debt, Weighted Average Interest Rate	6.00%
Interest Expense, Related Party	$ 4	1
Schultz Family Revocable Living Trust [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 178	148
Debt, Weighted Average Interest Rate	8.39%
Interest Expense, Related Party	$ 13	15
Kimberly Bedford [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 314	148
Debt, Weighted Average Interest Rate	8.01%
Interest Expense, Related Party	$ 14	16
Lamer Sheldon [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 253	253
Debt, Weighted Average Interest Rate	9.03%
Interest Expense, Related Party	$ 23	23
Rose Stokes [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 200
Debt, Weighted Average Interest Rate	7.63%
Interest Expense, Related Party	$ 6
Scott Summers [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 500
Debt, Weighted Average Interest Rate	6.00%
Interest Expense, Related Party	$ 10
Wallach Educational Trust [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties	$ 162	88
Debt, Weighted Average Interest Rate	11.00%
Interest Expense, Related Party	$ 11	$ 12